Commitments, contingent assets and liabilities	3 Months Ended
Mar. 31, 2018
Commitments, contingent assets and liabilities
Commitments, contingent assets and liabilities

10. Commitments, contingent assets and liabilities

In March 2018, ExOne GmbH, a subsidiary of ExOne, notified voxeljet of its intent not to pay its annual license fees under an existing intellectual property-related agreement and asserted its rights to claim damages pursuant to an alleged material breach of the agreement. At this time, the Company cannot reasonably estimate a contingency, if any, related to this matter.